AMERICAN GROWTH FUND Series One Expense Example - AMERICAN GROWTH FUND Series One - USD ($)	12 Months Ended
	Nov. 29, 2024	Jul. 31, 2024
SERIES ONE CLASS A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 1,012	$ 1,042
Expense Example, with Redemption, 3 Years	1,891
Expense Example, with Redemption, 5 Years	2,777
Expense Example, with Redemption, 10 Years	5,020
SERIES ONE CLASS B
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	1,123
Expense Example, with Redemption, 3 Years	2,245
Expense Example, with Redemption, 5 Years	3,337
Expense Example, with Redemption, 10 Years	5,476
SERIES ONE CLASS C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	650
Expense Example, with Redemption, 3 Years	1,640
Expense Example, with Redemption, 5 Years	2,720
Expense Example, with Redemption, 10 Years	5,136
SERIES ONE CLASS D
Prospectus [Line Items]
Expense Example, with Redemption, 3 Years	1,976
Expense Example, with Redemption, 5 Years	2,911
Expense Example, with Redemption, 10 Years	$ 5,252